Equity Tax amounts in components of other comprehensive income (loss) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Other Comprehensive Income Loss Commodity Hedges Tax	$ 2	$ 0
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Net Unamortized (Gain) Loss Arising During Period, Tax	5	0
Other Comprehensive Income (Loss), Tax	$ 7	$ 0